Deposits - Schedule of Deposits of Time Deposits Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
Within one year	$ 437,731	$ 375,862
After one year through two years	115,976	118,333
After two years through three years	60,045	78,492
After three years through four years	16,393	36,920
After four years through five years	10,871	17,106
Thereafter	4,711	5,046
Total	$ 645,727	$ 631,759
Within one year, Weighted average rate	67.80%	59.60%
After one year through two years, Weighted average rate	18.00%	18.70%
After two years through three years, Weighted average rate	9.30%	12.40%
After three years through four years, Weighted average rate	2.50%	5.80%
After four years through five years, Weighted average rate	1.70%	2.70%
Thereafter, Weighted average rate	0.70%	0.80%
Total, Weighted average rate	100.00%	100.00%